Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 1,553,626	$ 3,978,195	$ 3,453,977
Adjustments to reconcile net income from operations to net cash provided by (used in) operating activities:
Depreciation and amortization	643,265	313,554	134,350
Provision for doubtful accounts	368,125	27,200	19,012
Loss from disposal of property and equipment	1,994	7,414	4,362
Deferred tax provision (benefit)	(69,898)	27,907	(7,527)
Changes in assets and liabilities:
Notes receivable	(322,288)
Accounts receivable	(3,606,159)	(7,328,948)	(3,116,816)
Amount due from related parties	(157,270)	44,393
Prepayments, deposits and other assets	(766,322)	241,028	187,086
Accounts payable	4,949,114	4,018,111	4,076,070
Notes payable	486,669
Salaries and benefits payable	(217,606)	22,248	(126,173)
Taxes payable	(331,381)	445,865	674,611
Deferred revenue	528,679	319,604	2,699
Customer deposits	(287,523)	(784,317)	(171,004)
NET CASH PROVIDED BY OPERATING ACTIVITIES	2,773,025	1,332,254	5,130,647
CASH FLOWS FROM INVESTING ACTIVITIES:
Other assets -loans to others	844,554	(439,409)	(171,263)
Purchases of property and equipment	(2,162,385)	(1,835,643)	(1,243,062)
Proceeds from disposal of property and equipment		53,870	486
NET CASH USED IN INVESTING ACTIVITIES	(1,317,831)	(2,221,182)	(1,413,839)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loan	1,588,742	221,965	150,509
Repayments on bank loan	(226,963)		(150,509)
Repayments of related party advances	(606,018)	(752,094)	(735,310)
NET CASH PROVIDE BY (USED IN) FINANCING ACTIVITIES	755,761	(530,129)	(735,310)
EFFECT OF EXCHANGE RATE CHANGES	(249,345)	175,873	(229,889)
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH	1,961,610	(1,243,184)	2,751,609
CASH AND RESTRICTED CASH- beginning of year	3,056,550	4,299,734	1,548,125
CASH AND RESTRICTED CASH - end of year	5,018,160	3,056,550	4,299,734
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	19,385	22,134	3,665
Income taxes	296,487	106,454	41,330
NON-CASH TRANSACTIONS OF INVESTING ACTIVITY
Unpaid Furniture and fixture costs accrued		108,458	29,371
Cash	4,348,635	2,958,674	4,299,734
Restricted cash	669,525	97,876
Total cash and restricted cash	$ 5,018,160	$ 3,056,550	$ 4,299,734